Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

July 31, 2020

EMD-QTLY-0920
1.931230.108

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value
Bangladesh - 0.2%
BRAC Bank Ltd.	1,323,206	$497,469
Belgium - 1.0%
Titan Cement International Trading SA	197,000	2,547,977
Bermuda - 1.1%
AGTech Holdings Ltd. (a)	10,624,000	445,505
Alibaba Pictures Group Ltd. (a)	1,945,844	271,152
Shangri-La Asia Ltd.	2,942,000	2,125,750

TOTAL BERMUDA		2,842,407

Brazil - 5.7%
Atacadao Distribuicao Comercio e Industria Ltda	350,900	1,509,464
BTG Pactual Participations Ltd. unit	57,400	950,917
Equatorial Energia SA	218,300	1,068,369
LOG Commercial Properties e Participacoes SA	273,700	1,930,809
Lojas Renner SA	169,600	1,337,215
LPS Brasil Consultoria de Imoveis SA (a)	534,344	476,311
Natura & Co. Holding SA	226,239	2,040,100
QGEP Participacoes SA	445,600	936,208
Rumo SA (a)	659,300	2,808,302
Suzano Papel e Celulose SA (a)	212,300	1,709,291

TOTAL BRAZIL		14,766,986

British Virgin Islands - 0.3%
Dolphin Capital Investors Ltd. (a)	7,611,857	313,864
Mail.Ru Group Ltd. GDR (Reg. S) (a)	18,075	478,084

TOTAL BRITISH VIRGIN ISLANDS		791,948

Cayman Islands - 16.8%
Agora, Inc. ADR (a)(b)	700	30,478
Archosaur Games, Inc. (a)(c)	243,000	780,705
Bilibili, Inc. ADR (a)(b)	40,138	1,749,214
China State Construction International Holdings Ltd.	2,058,000	1,216,165
CStone Pharmaceuticals Co. Ltd. (a)(c)	1,159,461	1,555,862
Fu Shou Yuan International Group Ltd.	1,364,000	1,293,550
GDS Holdings Ltd. ADR (a)(b)	28,450	2,284,251
Haitian International Holdings Ltd.	758,000	1,744,800
Hua Medicine (a)(c)	1,565,337	1,413,798
I-Mab ADR (b)	51,505	1,645,585
Impro Precision Industries Ltd. (c)	4,442,200	1,530,350
Innovent Biologics, Inc. (a)(c)	448,373	2,747,986
Kangji Medical Holdings Ltd.	110,500	366,988
Kingdee International Software Group Co. Ltd.	798,000	2,203,424
LexinFintech Holdings Ltd. ADR (a)	55,500	472,305
Li Ning Co. Ltd.	712,000	2,292,092
NetEase, Inc. ADR	1,058	485,008
Parade Technologies Ltd.	49,000	2,127,750
Pico Far East Holdings Ltd.	5,150,000	677,780
Semiconductor Manufacturing International Corp. (a)	747,670	2,927,471
Shimao Property Holdings Ltd.	299,500	1,269,444
Silergy Corp.	72,170	4,313,683
Sunny Optical Technology Group Co. Ltd.	54,900	1,033,497
TAL Education Group ADR (a)	14,060	1,099,070
TK Group Holdings Ltd.	266,000	71,731
Uni-President China Holdings Ltd.	1,576,000	1,708,115
Wise Talent Information Technology Co. Ltd. (a)	162,591	377,616
Yuzhou Properties Co.	3,315,600	1,488,754
YY, Inc. ADR (a)	7,164	571,830
Zai Lab Ltd. ADR (a)	27,938	2,126,361

TOTAL CAYMAN ISLANDS		43,605,663

China - 10.7%
C&S Paper Co. Ltd. (A Shares)	424,900	1,486,966
China Communications Services Corp. Ltd. (H Shares)	2,362,000	1,529,907
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,867,200	1,337,104
China Machinery Engineering Co. (H Shares)	3,450,000	836,871
CRRC Corp. Ltd. (H Shares)	1,734,000	753,981
Haier Smart Home Co. Ltd. (A Shares) (d)	1,124,796	2,902,637
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	135,181	2,087,266
Hualan Biological Engineer, Inc. (A Shares)	259,068	2,411,602
Pharmaron Beijing Co. Ltd. (H Shares) (c)	200,050	2,172,072
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,057,308	2,687,505
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)	222,400	1,668,653
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	242,500	1,234,203
Sinopec Engineering Group Co. Ltd. (H Shares)	3,126,000	1,383,454
Tsingtao Brewery Co. Ltd. (H Shares)	222,000	1,976,440
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	164,352	1,579,839
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	463,200	1,625,620

TOTAL CHINA		27,674,120

Colombia - 0.2%
Bancolombia SA sponsored ADR	15,800	441,136
Curacao - 0.6%
Emirates NBD ELS (Merrill Lynch International & Co. Bank Warrant Program) warrants 1/3/22 (a)(c)	601,567	1,447,761
Cyprus - 1.4%
Etalon Group PLC GDR (Reg. S)	719,700	1,050,762
Globaltrans Investment PLC GDR (Reg. S)	300,400	1,802,400
TCS Group Holding PLC GDR	28,300	711,745

TOTAL CYPRUS		3,564,907

Egypt - 1.2%
Credit Agricole Egypt	345,072	583,403
Egyptian Kuwaiti Holding	1,456,948	1,531,252
Six of October Development & Investment Co.	1,315,800	968,106

TOTAL EGYPT		3,082,761

Greece - 1.2%
Alpha Bank AE (a)	1,076,272	661,789
Fourlis Holdings SA	530,100	2,429,038

TOTAL GREECE		3,090,827

Hong Kong - 1.5%
China Resources Beer Holdings Co. Ltd.	296,000	2,058,553
Far East Horizon Ltd.	1,563,584	1,287,133
Smoore International Holdings Ltd. (a)(c)	110,000	591,138

TOTAL HONG KONG		3,936,824

Hungary - 0.2%
OTP Bank PLC (a)	18,400	653,897
India - 7.7%
Adani Ports & Special Economic Zone Ltd.	435,245	1,831,143
CESC Ltd. GDR	47,616	349,271
Deccan Cements Ltd.	222,346	754,558
Embassy Office Parks (REIT)	95,200	455,123
Iifl Finance Ltd.	704,047	632,909
JK Cement Ltd.	102,571	2,053,679
JM Financial Ltd. (a)	651,400	649,487
Mahanagar Gas Ltd.	45,310	589,326
Manappuram General Finance & Leasing Ltd.	553,799	1,171,612
Oberoi Realty Ltd. (a)	173,638	810,944
Petronet LNG Ltd.	557,582	1,844,590
Power Grid Corp. of India Ltd.	705,968	1,680,113
Shriram Transport Finance Co. Ltd.	22,276	205,545
Shriram Transport Finance Co. Ltd.	193,061	1,781,408
Solar Industries India Ltd. (a)	98,845	1,340,450
Sunteck Realty Ltd. (a)	131,500	328,311
The Ramco Cements Ltd.	139,211	1,285,732
Torrent Pharmaceuticals Ltd.	61,573	2,189,080

TOTAL INDIA		19,953,281

Indonesia - 2.1%
PT ACE Hardware Indonesia Tbk	15,328,400	1,836,815
PT Ciputra Development Tbk	19,209,400	864,905
PT Pakuwon Jati Tbk	20,362,278	593,132
PT Perusahaan Gas Negara Tbk Series B	7,621,585	662,541
PT United Tractors Tbk	941,600	1,379,931

TOTAL INDONESIA		5,337,324

Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	13,000	790,702
Japan - 0.2%
Iriso Electronics Co. Ltd.	16,430	492,023
Kenya - 0.1%
Equity Group Holdings Ltd.	1,341,800	405,342
Korea (South) - 7.7%
AMOREPACIFIC Group, Inc.	19,584	872,867
Coway Co. Ltd.	33,810	2,168,504
Db Insurance Co. Ltd.	21,380	842,070
Hanon Systems	72,370	602,750
Hansol Chemical Co. Ltd.	15,290	1,937,045
Hyundai Fire & Marine Insurance Co. Ltd.	57,671	1,123,655
Hyundai Wia Corp.	33,458	1,063,171
Kakao Corp.	10,478	3,009,711
KB Financial Group, Inc.	22,750	670,782
Korean Reinsurance Co.	124,460	742,060
LG Corp.	29,140	1,803,188
NCSOFT Corp.	1,204	816,520
Pearl Abyss Corp. (a)	2,605	410,619
Samsung SDI Co. Ltd.	11,625	3,864,112

TOTAL KOREA (SOUTH)		19,927,054

Luxembourg - 1.3%
Globant SA (a)	19,120	3,306,613
Malaysia - 0.5%
Scientex Bhd	653,200	1,405,160
Mexico - 3.1%
CEMEX S.A.B. de CV sponsored ADR	869,500	2,660,670
Credito Real S.A.B. de CV (a)	520,000	298,845
Fibra Uno Administracion SA de CV	1,133,762	914,447
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	194,300	1,289,775
Grupo Aeroportuario Norte S.A.B. de CV (a)	139,400	574,450
Grupo Comercial Chedraui S.A.B. de CV	540,900	636,053
Macquarie Mexican (REIT) (c)	1,348,200	1,552,656

TOTAL MEXICO		7,926,896

Netherlands - 1.9%
VEON Ltd. sponsored ADR	125,625	212,306
X5 Retail Group NV GDR (Reg. S)	48,700	1,829,172
Yandex NV Series A (a)	52,687	3,031,610

TOTAL NETHERLANDS		5,073,088

Pakistan - 0.3%
Hub Power Co. Ltd. (a)	1,445,000	699,297
Panama - 0.4%
Copa Holdings SA Class A (b)	23,100	957,264
Peru - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	151,300	1,794,418
Philippines - 1.0%
Metro Pacific Investments Corp.	11,243,264	717,056
Metropolitan Bank & Trust Co.	549,157	383,727
Philippine Seven Corp.	438,400	1,101,132
Robinsons Land Corp.	1,549,038	486,893

TOTAL PHILIPPINES		2,688,808

Poland - 0.5%
CD Projekt RED SA (a)	2,830	303,753
Grupa Lotos SA	82,000	1,062,945

TOTAL POLAND		1,366,698

Russia - 0.8%
Bank St. Petersburg PJSC (a)	580,347	330,912
LSR Group OJSC	79,664	787,839
RusHydro PJSC	60,476,249	618,615
Unipro PJSC	9,973,812	380,435

TOTAL RUSSIA		2,117,801

Singapore - 0.8%
Delfi Ltd.	1,023,800	560,928
First Resources Ltd.	1,478,700	1,482,605

TOTAL SINGAPORE		2,043,533

South Africa - 4.3%
AngloGold Ashanti Ltd.	99,400	3,242,817
Bidvest Group Ltd.	181,600	1,401,487
Cashbuild Ltd.	115,700	1,082,224
Impala Platinum Holdings Ltd.	276,500	2,440,560
JSE Ltd.	115,000	780,402
Mr Price Group Ltd.	96,700	716,690
Pick 'n Pay Stores Ltd.	392,400	1,033,927
Transaction Capital Ltd.	400,800	430,021

TOTAL SOUTH AFRICA		11,128,128

Sri Lanka - 0.2%
Hatton National Bank PLC	841,560	507,385
Taiwan - 10.6%
Cleanaway Co. Ltd.	325,000	1,710,119
CTCI Corp.	1,466,000	1,742,504
eMemory Technology, Inc.	58,470	1,089,268
International Games Systems Co. Ltd.	103,000	2,630,952
Largan Precision Co. Ltd.	3,020	393,417
Nanya Technology Corp.	1,591,220	3,284,106
PChome Online, Inc.	591,000	2,405,303
Poya International Co. Ltd.	107,000	2,237,518
Taiwan Fertilizer Co. Ltd.	596,000	1,132,648
Unimicron Technology Corp.	2,657,820	5,820,366
Vanguard International Semiconductor Corp.	752,640	2,440,274
Win Semiconductors Corp.	243,600	2,629,971

TOTAL TAIWAN		27,516,446

Thailand - 1.5%
Kasikornbank PCL (For. Reg.)	169,700	443,429
PTT Global Chemical PCL (For. Reg.)	307,600	463,520
Siam Cement PCL (For. Reg.)	58,200	712,805
Siam Global House PCL	1,962,995	1,195,797
Star Petroleum Refining PCL	4,856,600	1,082,186

TOTAL THAILAND		3,897,737

Turkey - 0.7%
Mavi Jeans Class B (a)(c)	329,000	1,949,630
United Arab Emirates - 0.5%
Aldar Properties PJSC (a)	1,202,844	566,522
Emaar Properties PJSC (a)	948,001	663,290

TOTAL UNITED ARAB EMIRATES		1,229,812

United Kingdom - 1.2%
Bank of Georgia Group PLC (a)	69,272	704,561
Georgia Capital PLC (a)	79,800	382,317
Mondi PLC	118,364	2,130,708

TOTAL UNITED KINGDOM		3,217,586

United States of America - 0.6%
Arcturus Therapeutics Holdings, Inc. (a)	23,503	1,227,562
DouYu International Holdings Ltd. ADR	19,914	268,042

TOTAL UNITED STATES OF AMERICA		1,495,604

Vietnam - 0.1%
FTP Corp.	163,386	313,709
TOTAL COMMON STOCKS
(Cost $216,542,724)		236,486,022

Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.9%
Banco ABC Brasil SA	384,920	1,037,463
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	172,900	1,998,724
Metalurgica Gerdau SA (PN)	1,234,600	1,902,825

TOTAL BRAZIL		4,939,012

Russia - 0.3%
Sberbank of Russia	284,800	785,176
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,989,332)		5,724,188
	Principal Amount	Value

Government Obligations - 0.6%
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 8/20/20 to 9/24/20 (Cost $1,509,727)(e)	1,510,000	1,509,840
	Shares	Value

Money Market Funds - 7.0%
Fidelity Cash Central Fund 0.14% (f)	14,303,513	14,307,804
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	3,816,138	3,816,520
TOTAL MONEY MARKET FUNDS
(Cost $18,122,406)		18,124,324
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $242,164,189)		261,844,374
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,649,366)
NET ASSETS - 100%		$259,195,008

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	150	Sept. 2020	$8,019,750	$633,401	$633,401

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,321,797 or 6.7% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $957,901.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,119
Fidelity Securities Lending Cash Central Fund	46,623
Total	$102,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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